Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	$ 166,938	$ 175,135
Financial liabilities	182,603	193,055
Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	61,199	66,483
1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	37,640	19,240
2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	83,640	106,007
More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	124	1,325
Trade payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	42,327	41,751
Financial liabilities	42,327	41,751
Trade payable | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	42,327	41,751
Trade payable | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Trade payable | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Trade payable | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Contingent consideration
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	5,359	4,082
Financial liabilities	6,353	4,358
Contingent consideration | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Contingent consideration | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,353	4,358
Contingent consideration | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Contingent consideration | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	77,729	81,073
Financial liabilities	88,060	93,444
Credit Facility | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	5,217	6,065
Credit Facility | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	5,114	6,306
Credit Facility | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	77,729	81,073
Credit Facility | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Secured loans
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value		8,537
Financial liabilities		8,580
Secured loans | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		8,580
Secured loans | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		0
Secured loans | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		0
Secured loans | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		0
Subordinated unsecured loans
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	20,000	20,000
Financial liabilities	22,221	23,871
Subordinated unsecured loans | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,438	1,310
Subordinated unsecured loans | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	20,783	1,608
Subordinated unsecured loans | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	20,953
Subordinated unsecured loans | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Balances of purchase price payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	12,149	8,172
Financial liabilities	13,104	8,436
Balances of purchase price payable | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	7,929	4,218
Balances of purchase price payable | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,450	4,218
Balances of purchase price payable | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,725	0
Balances of purchase price payable | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Other liabilities (included in long-term debt)
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	379
Financial liabilities	389
Other liabilities (included in long-term debt) | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	360
Other liabilities (included in long-term debt) | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	29
Other liabilities (included in long-term debt) | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Other liabilities (included in long-term debt) | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Lease liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	8,995	11,520
Financial liabilities	10,149	12,615
Lease liabilities | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,928	4,559
Lease liabilities | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,911	2,750
Lease liabilities | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,186	3,981
Lease liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 124	$ 1,325